LORD ABBETT SECURITIES TRUST

Lord Abbett International Value Fund

Supplement dated September 27, 2024, to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2024, as supplemented

The following changes are effective September 30, 2024:

The following table replaces the table in the subsection under “International Value Fund—Management—Portfolio Managers” on page 10 of the summary prospectus and on page 112 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Vincent J. McBride, Partner and Portfolio Manager	2008
Ryan C. Howard, Portfolio Manager	2008
Asad A. Mawjee, Portfolio Manager	2024

The following paragraph replaces the corresponding paragraph under “Management and Organization of the Funds” on page 215 of the statutory prospectus:

International Value Fund. Vincent J. McBride, Partner and Portfolio Manager, heads the Fund’s team. Mr. McBride joined Lord Abbett in 2003. Additional members of the Fund’s team are Ryan C. Howard, Portfolio Manager, and Asad A. Mawjee, Portfolio Manager. Messrs. Howard and Mawjee joined Lord Abbett in 2003 and 2016, respectively. Messrs. McBride, Howard, and Mawjee are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “International Value Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-2 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
International Value Fund
Vincent J. McBride	1	290.97	1	89.32	0	0
Ryan C. Howard	2	4,923.77	1	5.70	1	15.08
Asad A. Mawjee	0	0	0	0	0	0

The following rows replace the applicable rows of the corresponding table under the heading “International Value Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
International Value Fund
Vincent J. McBride	Over $1,000,000
Ryan C. Howard	$10,001-$50,000
Asad A. Mawjee[1]	$100,001-$500,000

1 As of February 13, 2024.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.